ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2025	2024

Employees and payroll accruals	$22,082	$17,959
Government authorities	6,145	4,837
Accrued expenses	7,842	8,892
Other short-term liabilities	1,752	1,160

	$37,821	$32,848